Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—54.6%
		Alabama—1.5%
$ 5,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 5.200% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 4,861,782
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,606,468
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,453,420
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	3,250,404
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	3,320,159
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,174,401
		TOTAL	20,666,634
		Arizona—1.3%
1,225,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,244,720
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,357,290
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,434,031
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,339,405
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	666,918
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,656,161
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,008,054
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,050,684
		TOTAL	17,757,263
		California—3.2%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,012,856
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	199,345
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	195,208
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	502,080
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,502,920
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,139,969
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	66,039
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,683,886
2,000,000		California State, School Facilities UT GO Bonds, (United States Treasury PRF 2/12/2024@100), 5.000%, 11/1/2031	2,000,905
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,746,884
2,765,000	[2]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,758,348
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	2,942,037
2,650,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	2,773,830
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,219,756
2,055,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	2,270,161

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	California—continued
$ 1,425,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	$ 1,536,535
400,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	391,223
3,940,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	4,001,273
1,990,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2051	1,990,550
1,080,000	San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,127,201
2,420,000	San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,768,554
2,500,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,853,077
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,624,654
	TOTAL	43,307,291
	Colorado—1.6%
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,520,591
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	250,079
1,750,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,732,530
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,309,134
5,880,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,893,272
2,815,000	Colorado State Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,771,484
2,475,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/16/2024@100), 5.000%, 11/15/2043	2,476,422
4,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,452,469
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,669,676
	TOTAL	22,075,657
	Connecticut—0.4%
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,724,352
3,000,000	State of Connecticut Special Tax Revenue (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,289,001
	TOTAL	5,013,353
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,031,304
	District Of Columbia—1.2%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,114,435
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,436,048
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	906,996
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	476,474
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,351,120
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,547,956
	TOTAL	16,833,029
	Florida—2.2%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,261,092
4,000,000	Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 4.000%, 1/1/2051	3,997,679
5,000,000	Broward County, FL (Broward County, FL Tourist Development Tax Special Revenue), Convention Center Expansion Project Revenue Bonds (Series 2021), 4.000%, 9/1/2047	4,893,723

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 2,010,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	$ 2,006,547
3,206,483	[2,3,4]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	102,607
2,125,000		Hillsborough County, FL Aviation Authority (Tampa International Airport), Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,243,893
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	898,928
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	625,275
3,500,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2051	3,381,312
750,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	562,361
7,535,000		Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	8,284,002
		TOTAL	30,257,419
		Georgia—2.3%
4,000,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	4,407,136
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,697,107
3,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,423,348
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,486,186
665,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	582,263
4,135,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	4,076,167
1,000,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,117,680
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,174,491
3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,951,743
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,734,436
		TOTAL	30,650,557
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.250%, 10/1/2039	1,516,342
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,370,453
		TOTAL	2,886,795
		Illinois—5.0%
1,000,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,047,246
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,095,607
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	626,020
2,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	2,002,174
2,500,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021A) Green Bonds, 4.000%, 12/1/2046	2,474,356
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), (United States Treasury PRF 2/6/2024@100), 5.000%, 1/1/2035	2,000,225
305,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	311,214
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,113,733
1,335,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,391,750
2,000,000		Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 1/1/2048	2,199,640
1,660,000		Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,666,184
2,000,000		Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	2,061,495

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 1,000,000		Chicago, IL, UT GO Bonds (Series 2023A), 4.000%, 1/1/2035	$ 1,020,104
3,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,518,653
3,000,000		Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,151,739
1,000,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2029	1,121,806
750,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	856,645
414,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	414,511
2,855,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,149,860
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,545,092
5,000,000		Illinois Finance Authority (UChicago Medicine), Revenue Bonds (Series 2022A), 5.000%, 8/15/2052	5,267,079
2,335,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 4.000%, 1/1/2046	2,296,834
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,020,437
4,320,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,609,296
1,500,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,475,651
3,000,000		Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	3,010,017
705,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	778,177
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,188,142
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	531,512
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,438,195
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 12/15/2047	1,900,210
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	3,870,459
		TOTAL	68,154,063
		Indiana—1.1%
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	4,150,324
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,317,771
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,401,428
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	776,154
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,518,139
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,083,811
		TOTAL	15,247,627
		Iowa—0.4%
530,800		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	539,903
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	5,538,189
		TOTAL	6,078,092
		Kentucky—0.6%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,462,424
1,925,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2053	1,802,990
5,565,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.758% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,370,077
		TOTAL	8,635,491
		Louisiana—0.4%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,614,974
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,102,549

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$ 1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	$ 1,478,665
		TOTAL	5,196,188
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,463,125
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	285,335
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	579,428
600,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	601,341
		TOTAL	7,929,229
		Massachusetts—1.4%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,556,065
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,141,530
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,807,043
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,120,070
		TOTAL	18,624,708
		Michigan—1.0%
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,294,380
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series I), 4.000%, 4/15/2054	1,491,560
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,387,663
1,875,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 5.300% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	1,858,121
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,011,107
1,150,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,156,149
		TOTAL	13,198,980
		Minnesota—0.6%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	969,118
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,666,888
5,000,000	[1]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 4.558% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	4,936,032
		TOTAL	7,572,038
		Missouri—0.5%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,596,239
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,501,434
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,314,774
		TOTAL	7,412,447
		New Hampshire—0.0%
807,744	[2,3,4]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	16,155
		New Jersey—3.9%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	2,036,466
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,410,008
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	72,180
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	1,283,771

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$ 1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	$ 1,074,407
930,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,039,405
1,570,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,650,573
750,000	New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	828,071
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,043,236
3,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	3,461,450
750,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	739,348
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,158,375
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,170,514
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	1,015,794
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), 5.000%, 6/15/2048	2,163,183
4,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,065,980
4,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,235,364
3,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,888,048
1,500,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,400,965
1,500,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,549,085
4,745,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	5,070,460
7,975,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	8,111,336
	TOTAL	52,468,019
	New Mexico—0.2%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,246,616
	New York—5.4%
1,000,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,040,997
2,860,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,964,859
1,605,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 20114B), 5.250%, 11/15/2044	1,608,526
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,002,950
1,500,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,572,269
1,400,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,419,365
3,175,000	Monroe County, NY IDC (Rochester University, NY), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,191,508
2,500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,772,172
3,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,272,134
2,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,978,741
2,100,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,113,331
8,000,000	New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	8,460,090
1,500,000	New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,675,946

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	$ 2,502,293
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,237,396
6,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	6,688,475
4,500,000		New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	5,153,444
1,500,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2052	1,474,002
1,010,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,102,903
5,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,937,403
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,401,586
1,000,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2021C-3), 4.000%, 5/15/2051	991,587
2,000,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 5.000%, 11/15/2029	2,280,392
5,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,880,290
3,355,000		Western Nassau County Water Authority, Water System Revenue Bonds (Series 2021A), 4.000%, 4/1/2051	3,328,194
		TOTAL	73,050,853
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,314,362
5,000,000		Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,928,859
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,550,041
4,545,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 4.208% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	4,549,135
		TOTAL	12,342,397
		Ohio—2.9%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	2,009,673
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,907,646
2,320,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), (United States Treasury PRF 2/15/2024@100), 5.000%, 2/15/2042	2,321,280
8,530,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	8,053,361
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	2,977,673
2,500,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	2,521,734
3,900,000		Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	3,808,917
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	909,305
1,500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,538,811
3,000,000		Miami University, OH, General Reciepts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	3,006,975
4,000,000		Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Revenue Bonds (Series 2016), 4.000%, 8/1/2047	3,742,166
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,060,183
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,143,789
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,050,809
		TOTAL	39,052,322

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.1%
$ 1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	$ 1,257,135
		Oregon—0.7%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,597,578
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,343,599
		TOTAL	8,941,177
		Pennsylvania—2.6%
2,870,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 5.250% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	2,834,362
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,605,000
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,075,784
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,608,161
130,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	132,104
550,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	558,900
675,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	677,242
4,150,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	3,970,003
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,403,266
1,000,000		Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2022B), 4.000%, 5/1/2041	1,001,703
1,290,000		Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,336,056
3,030,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,759,058
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	1,083,832
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,597,638
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,275,581
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,675,468
385,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	393,044
		TOTAL	35,987,202
		Puerto Rico—1.4%
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,455,975
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,553,458
13,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	13,009,604
		TOTAL	19,019,037
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,521,069
		South Carolina—0.5%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,378,740
		Tennessee—1.2%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,043,813
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,501,130
1,500,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,672,781

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 2,705,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	$ 2,631,218
		TOTAL	15,848,942
		Texas—4.3%
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	1,448,292
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	1,082,259
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,105
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,036,683
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,982,314
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,180,510
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,693,889
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 5.400% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,731,358
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,957,736
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,014,237
1,559,619	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	591,895
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	335,527
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	539,041
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,429,456
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	337,873
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	862,149
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,117,989
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	780,685
3,570,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	3,880,530
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvment Bonds (Series 2022), 5.000%, 9/15/2033	1,875,308
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Hospital Revenue Bonds (Series 2022), 4.000%, 10/1/2042	984,571
1,000,000		Tarrant County, TX Hospital District, Limited Tax Bonds (Series 2023), (Original Issue Yield: 4.660%), 4.250%, 8/15/2053	998,691
1,990,000		Tarrant County, TX, Limited Tax Bonds (Series 2022), 5.000%, 7/15/2033	2,305,539
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,073,014
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,684,725
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,911,017
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,134,133
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,655,385
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,609,698
		TOTAL	58,734,609
		Utah—0.5%
3,990,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	4,421,210

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Utah—continued
$ 1,755,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	$ 2,014,131
		TOTAL	6,435,341
		Virginia—1.5%
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,714,940
4,900,000		University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,914,281
1,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	1,354,597
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,222,721
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	8,151,841
2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,410,661
		TOTAL	19,769,041
		Washington—1.4%
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,949,387
1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,400,842
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,355,231
2,510,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	2,058,792
2,496,256		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,157,691
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,557,588
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,957,697
		TOTAL	18,437,228
		West Virginia—0.2%
2,950,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2048	3,417,596
		Wisconsin—1.0%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2,998,931
3,500,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2016A), 4.000%, 11/15/2046	3,384,317
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,478,612
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,095,607
		TOTAL	12,957,467
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $741,701,388)	740,409,111
		COMMON STOCKS—43.4%
		Communication Services—3.7%
158,451	[3]	Alphabet, Inc., Class A	22,198,985
476,232		AT&T, Inc.	8,424,544
74,101		Comcast Corp., Class A	3,448,661
77,759		Deutsche Telekom AG, Class REG	1,911,314
13,577	[3]	Meta Platforms, Inc.	5,296,931
31	[3]	Netflix, Inc.	17,487
66,715		Walt Disney Co.	6,407,976
261,582	[3]	Warner Bros. Discovery, Inc.	2,621,052
		TOTAL	50,326,950
		Consumer Discretionary—3.1%
86,032	[3]	Amazon.com, Inc.	13,352,166

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
36,393	[3]	Aptiv PLC	$ 2,959,843
36,223		Churchill Downs, Inc.	4,381,896
17,650		D. R. Horton, Inc.	2,522,362
214,078		General Motors Co.	8,306,226
4,545		Home Depot, Inc.	1,604,203
15,933		Lowe’s Cos., Inc.	3,391,180
125,552		The Wendy’s Co.	2,395,532
3,218	[3]	Ulta Beauty, Inc.	1,615,597
17,762		Whirlpool Corp.	1,945,294
		TOTAL	42,474,299
		Consumer Staples—3.4%
18,519		Constellation Brands, Inc., Class A	4,538,636
8,123		Costco Wholesale Corp.	5,644,510
21,141		Hershey Foods Corp.	4,091,629
36,475		Philip Morris International, Inc.	3,313,754
40,666		Procter & Gamble Co.	6,390,255
24,144		Target Corp.	3,357,948
167,945		The Coca-Cola Co.	9,991,048
52,859		WalMart, Inc.	8,734,950
		TOTAL	46,062,730
		Energy—2.4%
46,482		Chevron Corp.	6,852,841
60,463		ConocoPhillips	6,763,996
119,649		Exxon Mobil Corp.	12,301,114
42,929		Schlumberger Ltd.	2,090,642
25,385		TotalEnergies SE	1,653,268
23,334		Valero Energy Corp.	3,241,093
		TOTAL	32,902,954
		Financials—7.5%
43,509		Allstate Corp.	6,754,772
26,948		American Express Co.	5,409,542
64,249		American International Group, Inc.	4,465,948
33,910		Assurant, Inc.	5,695,185
90,486		Bank of America Corp.	3,077,429
5,528		BlackRock, Inc.	4,280,386
12,832		Chubb Ltd.	3,143,840
411,935		First Horizon Corp.	5,865,954
23,202		Goldman Sachs Group, Inc.	8,909,800
30,804		Hartford Financial Services Group, Inc.	2,678,716
53,429		Intercontinental Exchange, Inc.	6,803,115
78,329		JPMorgan Chase & Co.	13,657,444
34,955		KKR & Co., Inc.	3,026,404
22,790		M&T Bank Corp.	3,147,299
20,155		Progressive Corp., OH	3,592,629
13,366		S&P Global, Inc.	5,992,646
27,363		Visa, Inc., Class A	7,477,213
145,658		Wells Fargo & Co.	7,309,118
		TOTAL	101,287,440
		Health Care—6.5%
29,654		Abbott Laboratories	3,355,350

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
127,350	[3]	Avantor, Inc.	$ 2,927,777
6,545		Becton Dickinson & Co.	1,563,012
30,695		Danaher Corp.	7,364,038
20,871		Eli Lilly & Co.	13,474,526
29,228		Gilead Sciences, Inc.	2,287,383
7,745		Humana, Inc.	2,928,075
75,806		Johnson & Johnson	12,045,573
10,821		McKesson Corp.	5,409,310
32,081		Medtronic PLC	2,808,371
68,626		Merck & Co., Inc.	8,288,648
149,788		Pfizer, Inc.	4,056,259
16,639		Sanofi	1,670,741
11,687		Thermo Fisher Scientific, Inc.	6,299,059
19,687		UnitedHealth Group, Inc.	10,074,625
26,307		Zimmer Biomet Holdings, Inc.	3,304,159
		TOTAL	87,856,906
		Industrials—3.9%
27,548	[3]	Boeing Co.	5,813,730
4,634		Deere & Co.	1,823,850
11,504		Dover Corp.	1,723,069
16,571		FedEx Corp.	3,998,417
46,470		Fortune Brands Innovations, Inc.	3,605,607
18,150		General Electric Co.	2,403,423
18,082		Hunt (J.B.) Transportation Services, Inc.	3,634,120
82,401		Knight-Swift Transportation Holdings, Inc.	4,728,169
23,156		L3Harris Technologies, Inc.	4,826,174
11,750		Parker-Hannifin Corp.	5,457,875
20,003		Regal Rexnord Corp.	2,669,600
68,500		Stanley Black & Decker, Inc.	6,391,050
32,534		Waste Management, Inc.	6,039,287
		TOTAL	53,114,371
		Information Technology—8.9%
9,927		Accenture PLC	3,612,237
4,491	[3]	Adobe, Inc.	2,774,450
12,259	[3]	Advanced Micro Devices, Inc.	2,055,712
17,465		Analog Devices, Inc.	3,359,567
131,664		Apple, Inc.	24,278,842
12,423		Applied Materials, Inc.	2,041,099
9,002		Broadcom, Inc.	10,622,360
70,842		Cisco Systems, Inc.	3,554,852
50,438		IBM Corp.	9,263,443
112,861		Intel Corp.	4,862,052
26,371		Microchip Technology, Inc.	2,246,282
23,103		Micron Technology, Inc.	1,981,082
76,418		Microsoft Corp.	30,382,268
9,207		Motorola Solutions, Inc.	2,941,636
9,921		NVIDIA Corp.	6,104,094
21,255	[3]	Salesforce, Inc.	5,974,568
44,896		TD SYNNEX Corp.	4,488,702
		TOTAL	120,543,246

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Materials—1.6%
75,109		Freeport-McMoRan, Inc.	$ 2,981,076
89,623		International Paper Co.	3,211,192
16,284		Linde PLC	6,592,252
29,796		LyondellBasell Industries N.V.	2,804,399
152,533	[3]	MP Materials Corp.	2,411,547
19,786		Vulcan Materials Co.	4,471,834
		TOTAL	22,472,300
		Utilities—2.4%
57,432		American Electric Power Co., Inc.	4,487,736
389,992		CenterPoint Energy, Inc.	10,896,377
116,968		NextEra Energy, Inc.	6,857,834
170,238		PPL Corp.	4,460,236
86,445		Southern Co.	6,009,656
		TOTAL	32,711,839
		TOTAL COMMON STOCKS (IDENTIFIED COST $419,070,659)	589,753,035
	[1]	SHORT-TERM MUNICIPALS—1.5%
		Alabama—0.4%
$ 3,495,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.350%, 2/1/2024	3,495,000
1,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.350%, 2/1/2024	1,850,000
100,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 3.350%, 2/1/2024	100,000
		TOTAL	5,445,000
		Illinois—0.2%
2,100,000		Illinois Finance Authority (Northwestern Memorial Healthcare), (Series C) Daily VRDNs, (Barclays Bank plc LIQ), 3.150%, 2/1/2024	2,100,000
		Michigan—0.1%
100,000		Green Lake Township, MI (Interlochen Center), (Series 2004) Daily VRDNs, (PNC Bank, N.A. LOC), 2.950%, 2/1/2024	100,000
450,000		Michigan State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series E-3) Weekly VRDNs, 3.450%, 2/7/2024	450,000
		TOTAL	550,000
		New York—0.3%
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2015 E-1) Daily VRDNs, (Barclays Bank plc LOC), 3.200%, 2/1/2024	1,000,000
1,200,000		New York City, NY Municipal Water Finance Authority, (Series 2017-BB) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.180%, 2/1/2024	1,200,000
1,700,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.150%, 2/1/2024	1,700,000
200,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.200%, 2/1/2024	200,000
		TOTAL	4,100,000
		North Carolina—0.2%
3,000,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.150%, 2/1/2024	3,000,000
		Ohio—0.1%
1,400,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Bank, N.A. LOC), 3.200%, 2/1/2024	1,400,000
200,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.150%, 2/1/2024	200,000
		TOTAL	1,600,000
		Pennsylvania—0.2%
2,045,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.300%, 2/1/2024	2,045,000

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$ 800,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.550%, 2/1/2024	$ 800,000
		TOTAL	2,845,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $19,640,000)	19,640,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,180,412,047)	1,349,802,146
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	6,979,169
		TOTAL NET ASSETS—100%	$1,356,781,315
At January 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
The average notional value of long futures contracts held by the Fund throughout the period was $1,579,594. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $21,645,720, which represented 1.6% of total net assets.

Additional information on restricted securities held at January 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$261,163	$199,345
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$259,929	$195,208
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$500,457	$502,080
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014	$1,500,758	$1,502,920
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,144,229	$1,139,969
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1/11/2023	$2,738,207	$2,758,348
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$3,225,028	$102,607
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,057,701	$3,596,239
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$678,307	$666,918
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$703,972	$16,155
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,502,293
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/6/2022	$2,000,000	$2,050,684
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/2/2023	$3,000,000	$2,998,931
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,504,017	$1,355,231
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,692,482	$2,058,792

3	Non-income-producing security.
4	Security in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$740,409,111	$—	$740,409,111
Short-Term Municipals	—	19,640,000	—	19,640,000
Equity Securities:
Common Stocks
Domestic	560,506,128	—	—	560,506,128
International	24,011,584	5,235,323	—	29,246,907
TOTAL SECURITIES	$584,517,712	$765,284,434	$—	$1,349,802,146

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes